Acquisitions, Divestitures, Equity-Method Investments and Assets and Liabilities Held for Sale, Licensing Arrangements and Research and Development and Collaborative Arrangements - Medivation, Inc. (Details) - USD ($)
$ / shares in Units, $ in Millions
		12 Months Ended			15 Months Ended
	Sep. 28, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Cash payments for acquisition, net of cash acquired		$ 10,861	$ 0	$ 1,000
Goodwill		58,653	53,411	55,952	$ 55,952
Assumed contingent consideration		711	$ 988
Medivation [Member]
Business Acquisition [Line Items]
Business acquisition, per share in cash (in dollars per share)	$ 81.50
Payments to acquire businesses, cash portion	$ 14,300
Cash payments for acquisition, net of cash acquired	13,900
Acquisition consideration, amount payable						$ 365
Intangible assets	12,200
Goodwill	6,100
Net deferred tax liabilities	4,000
Assumed contingent consideration	259
Contingent consideration paid		$ 51
Reduction in identifiable intangible assets					$ 1,000
Decrease in amortization of intangible assets				$ 38
Developed Technology Rights [Member] | Medivation [Member]
Business Acquisition [Line Items]
Intangible assets	$ 8,100
Acquired intangible assets, useful life	12 years
In Process Research and Development [Member] | Medivation [Member]
Business Acquisition [Line Items]
Intangible assets	$ 4,100